Long term debt - Current and long term (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Long-term Debt, Current Maturities [Abstract]
Current portion	CAD 8,246	CAD 5,962
Current portion of long term debt	8,169	5,902
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	31,326	22,610
Less: deferred financing costs	(60)	(457)
Long term debt, non-current	31,266	42,080
Financing fees incurred in connection with debt modification	320	413
Expensed deferred debt issuance cost		360
Amortization of deferred financing costs	572	1,961
Term Loan
Long-term Debt, Excluding Current Maturities [Abstract]
Financing fees incurred in connection with debt modification	30	206
Debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current		19,927	CAD 0
Credit facility
Long-term Debt, Current Maturities [Abstract]
Current portion	8,246	5,962
Less: deferred financing costs	(77)	(60)
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross, non-current	31,326	22,610
Term loan and Series 1 Debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Amortization of deferred financing costs	410	1,894
Series 1 Debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Amortization of deferred financing costs	CAD 218	CAD 819